Leases - Fixed and Variable Lease Payments (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Fixed lease payments	$ 3,814	$ 1,264	$ 1,257
Variable lease payments	1,725	1,308	845
Total	$ 5,539	$ 2,572	$ 2,102